Annual Operating Expenses {- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-06 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Retail Class
Sep. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.79%